DOCUMENT AND ENTITY INFORMATION Document	Nov. 10, 2021
Entity Information
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	HERSHEY CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-183
Entity Tax Identification Number	23-0691590
Entity Address, Address Line One	19 East Chocolate Avenue
Entity Address, City or Town	Hershey
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17033
City Area Code	717
Local Phone Number	534-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, one dollar par value
Trading Symbol	HSY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000047111
Amendment Flag	false